Employee Benefit Arrangements - Fair Value of Plan Assets (Parenthetical) (Detail) (Pension Plans, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,382.5		$ 1,195.7
Level 3
Defined Benefit Plan Disclosure [Line Items]
Percentage of net assets	13.90%		14.40%
Total assets	190.4	[1]	172.1	[2]
International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	169.6	[3]	146.1	[4]
International commingled funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[1],[3]	0	[2],[4]
Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	60.8	[5]	52.4	[6]
Equity Securities Limited Partnerships [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets	60.8	[1],[5]	52.4	[2],[6]
Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	67.4	[7]	62.0	[8]
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets	67.4	[1],[7]	62.0	[2],[8]
Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	62.2	[9]	57.7	[10]
Limited partnerships/corporations | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets	62.2	[1],[9]	57.7	[10],[2]
Baillie Gifford Funds [Member] | International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	90.7		78.9
Silchester [Member] | International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	78.9		67.2
Patheon Europe [Member] | Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15.5		12.8
Unfunded commitments	4.0
Patheon Usa [Member] | Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	45.3		39.6
Unfunded commitments	17.1
Ubs Trumbull Property Fund [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	67.4		62.0
Real return performance objective, rate of return	5.00%		5.00%
Magnitude Institutional Ltd [Member] | Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 62.2		$ 57.7

[1]	Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
[2]	Level 3 net assets accounted for 14.4% of total net assets measured at fair value on a recurring basis.
[3]	International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $90.7 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $78.9 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
[4]	International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $78.9 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $67.2 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem moneys from the funds on a monthly basis as of the first business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
[5]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2012, Pantheon Europe and Pantheon USA have unfunded commitments of $4.0 and $17.1, respectively, and there were no significant redemption restrictions.
[6]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $12.8 and Pantheon USA has a balance of $39.6. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year.
[7]	UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $67.4 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least 60 days prior to the end of the quarter.
[8]	UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $62.0 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the NFI_ODCE index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period.
[9]	Magnitude Institutional, Ltd. ("MIL") has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts. There are significant redemption restrictions in the MIL fund.
[10]	MIL has a balance of $57.7 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.